UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, July 21, 2009
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 54
Form 13F Information Table Value Total: $72,004
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
002824100
458
9736
9736
0
0

9736
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
450
27461
27461
0
0

27461
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
386
13364
13364
0
0

13364
0
0
AMERICAN EXPRESS CO
Common Stocks
025816109
1137
48927
48927
0
0

48927
0
0
APPLIED MATERIALS INC
Common Stocks
038222105
954
86627
86627
0
0

86627
0
0
AT&T INC NEW
Common Stocks
00206R102
1720
69258
69258
0
0

69258
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
209
15805
15805
0
0

15805
0
0
BECTON DICKINSON & CO.
Common Stocks
075887109
1033
14493
14493
0
0

14493
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670207
1868
645
645
0
0

645
0
0
BHP BILLITON LTD ADR
Common Stocks
088606108
916
16738
16738
0
0

16738
0
0
BOEING COMPANY
Common Stocks
097023105
898
21141
21141
0
0

21141
0
0
CBS CORP NEW CL B
Common Stocks
124857202
419
60550
60550
0
0

60550
0
0
CHEVRON CORP
Common Stocks
166764100
1246
18807
18807
0
0

18807
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
393
31722
31722
0
0

31722
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1239
66460
66460
0
0

66460
0
0
COCA-COLA CO
Common Stocks
191216100
2922
60895
60895
0
0

60895
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1084
25780
25780
0
0

25780
0
0
DANAHER CORP
Common Stocks
235851102
1407
22794
22794
0
0

22794
0
0
DIAGEO PLC - ADR
Common Stocks
25243Q205
1022
17860
17860
0
0

17860
0
0
ELI LILLY & CO
Common Stocks
532457108
1346
38857
38857
0
0

38857
0
0
EMERSON ELECTRIC CO
Common Stocks
291011104
377
11632
11632
0
0

11632
0
0
ERHC ENERGY INC
Common Stocks
26884J104
120
200000
200000
0
0

200000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1145
22367
22367
0
0

22367
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
4387
62749
62749
0
0

62749
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
287
40412
40412
0
0

40412
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
1709
145838
145838
0
0

145838
0
0
GENERAL MILLS INC
Common Stocks
370334104
370
6610
6610
0
0

6610
0
0
HALLIBURTON CO
Common Stocks
406216101
936
45234
45234
0
0

45234
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
2483
64249
64249
0
0

64249
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
1776
47551
47551
0
0

47551
0
0
INTEL CORP
Common Stocks
458140100
1121
67750
67750
0
0

67750
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
2730
48066
48066
0
0

48066
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
1138
52379
52379
0
0

52379
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
1857
35426
35426
0
0

35426
0
0
KRAFT FOODS
Common Stocks
50075N104
365
14418
14418
0
0

14418
0
0
MEDTRONIC INC
Common Stocks
585055106
1468
42063
42063
0
0

42063
0
0
MERCK & CO INC
Common Stocks
589331107
1434
51275
51275
0
0

51275
0
0
MICROSOFT CORP
Common Stocks
594918104
1554
65395
65395
0
0

65395
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
202
3070
3070
0
0

3070
0
0
ORACLE CORP
Common Stocks
68389X105
205
9560
9560
0
0

9560
0
0
PEPSICO INC
Common Stocks
713448108
3143
57186
57186
0
0

57186
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
3215
73708
73708
0
0

73708
0
0
PRAXAIR INC
Common Stocks
74005P104
2257
31763
31763
0
0

31763
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
3457
67660
67660
0
0

67660
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1058
31176
31176
0
0

31176
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
944
18805
18805
0
0

18805
0
0
SPECTRA ENERGY
Common Stocks
847560109
1368
80826
80826
0
0

80826
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
1773
42560
42560
0
0

42560
0
0
TARGET CORP
Common Stocks
87612E106
1147
29054
29054
0
0

29054
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1113
52268
52268
0
0

52268
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1386
27729
27729
0
0

27729
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2355
45323
45323
0
0

45323
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
621
20218
20218
0
0

20218
0
0
WALGREEN CO
Common Stocks
931422109
1391
47302
47302
0
0

47302
0
0